TAXES - Components of Income Tax (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 27, 2025	Jun. 28, 2024
Current income tax:
Current income tax charge	€ 303	€ 289
Adjustment in respect of current income tax from prior periods	(1)	(47)
Total current tax	302	242
Deferred tax:
Relating to the origination and reversal of temporary differences	22	(12)
Adjustment in respect of deferred income tax from prior periods	1	0
Relating to changes in tax rates or the imposition of new taxes	(2)	4
Total deferred tax	21	(8)
Income tax charge per the consolidated income statement	€ 323	€ 234